SEGMENT INFORMATION - Segment Information (Detail) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash Cash Equivalents Short and Long Term Investments and Restricted Investments [Line Items]
Revenues	$ 71,245	$ 66,407	$ 73,151	$ 78,495	$ 71,469	$ 83,425	$ 73,185	$ 81,571	$ 77,945	$ 289,522	$ 316,126
Depreciation and amortization	(2,459)				(2,757)					(10,782)	(11,736)
Operating income (loss)	22,575				(9,363)					(66,741)	(43,894)
Cemetery Operations	22,575				(9,363)					(66,741)	(43,894)
Corporate overhead	(8,501)				(13,413)					(51,107)	(53,281)
Corporate depreciation and amortization	(216)				(207)					(986)	(955)
Gain on sale of businesses	24,086
Other losses, net										(8,106)	(11,504)
Interest expense	(12,284)				(13,171)					(48,519)	(30,602)
Loss on debt extinguishment										(8,478)
Income tax (expense) benefit	(1,288)									(28,204)	1,797
Loss on impairment of goodwill										(24,862)
Net income (loss)	9,003	(52,358)	$ (42,652)	$ (34,398)	(22,534)	(20,534)	$ (17,225)	$ (17,017)	$ (17,923)	(151,942)	(72,699)
Total exit and disposal activities										1,543
Capital expenditures	2,073				1,903					6,418	12,172
Total assets	1,588,419	1,719,368				1,670,381				1,719,368	1,670,381
Goodwill						24,862					24,862	$ 24,862
Total assets held for sale	77,850	23,858				757				23,858	757
Total disposed assets	23,477	110				604				110	604
Operating
Cash Cash Equivalents Short and Long Term Investments and Restricted Investments [Line Items]
Operating income (loss)	7,206				4,257					18,320	21,846
Cemetery Operations	7,206				4,257					18,320	21,846
Total exit and disposal activities										25
Corporate
Cash Cash Equivalents Short and Long Term Investments and Restricted Investments [Line Items]
Total exit and disposal activities										583
Capital expenditures	875				37					115	308
Total assets	56,792	66,595								66,595
Cemetery
Cash Cash Equivalents Short and Long Term Investments and Restricted Investments [Line Items]
Revenues	58,066				57,910					237,887	261,935
Operating costs and expenses	(51,138)				(53,162)					(218,091)	(238,974)
Depreciation and amortization	(1,704)				(1,962)					(7,420)	(8,037)
Loss on impairment of goodwill										(24,862)
Goodwill						24,862					24,862
Cemetery | Operating
Cash Cash Equivalents Short and Long Term Investments and Restricted Investments [Line Items]
Operating income (loss)	5,224				2,786					12,376	14,924
Cemetery Operations	5,224				2,786					12,376	14,924
Total exit and disposal activities										935
Capital expenditures	1,188				890					4,871	9,025
Total assets	1,394,901	1,504,463				1,509,947				1,504,463	1,509,947
Total assets held for sale	65,360	20,819				349				20,819	349
Total disposed assets	20,445					18					18
Funeral Home
Cash Cash Equivalents Short and Long Term Investments and Restricted Investments [Line Items]
Revenues	13,179				13,559					51,635	54,191
Operating costs and expenses	(10,658)				(11,500)					(43,315)	(44,525)
Depreciation and amortization	(539)				(588)					(2,376)	(2,744)
Funeral Home | Operating
Cash Cash Equivalents Short and Long Term Investments and Restricted Investments [Line Items]
Operating income (loss)	1,982				1,471					5,944	6,922
Cemetery Operations	1,982				1,471					5,944	6,922
Capital expenditures	10				$ 976					1,431	2,839
Total assets	136,726	148,310				136,064				148,310	136,064
Total assets held for sale	12,490	3,039				408				3,039	408
Total disposed assets	$ 3,032	110				586				110	586
Corporate
Cash Cash Equivalents Short and Long Term Investments and Restricted Investments [Line Items]
Total assets		$ 66,595				$ 24,370				$ 66,595	$ 24,370